Equity (Details)	12 Months Ended
	Dec. 31, 2024 Integer shares	Dec. 31, 2023 Integer shares
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Treasury shares | Integer	(16,295,299)	(14,525,694)
Number of shares issued and fully paid	1,149,681,378	1,151,450,983
Number of other equity instruments forfeited in share-based payment arrangement | Integer	1,393,518	330,453
Fixed Class I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	24,180	24,180
Number of shares issued and fully paid	24,180	24,180
Variable Class I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,952,497	1,165,952,497
Treasury shares | Integer	(16,295,299)	(14,525,694)
Number of shares issued and fully paid	1,149,657,198	1,151,426,803
Series A shares
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Series A shares | Fixed Class I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	24,180	24,180
Series A shares | Variable Class I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,952,497	1,165,952,497